SEWARD & KISSEL LLP

1901 L Street, N.W.

Suite 700

Washington, DC 20036

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

August 3, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	AB Active ETFs, Inc. (the “Company”) - AB Equity Premium Income ETF File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

On behalf of AB Equity Premium Income ETF (the “Fund”), which is a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on July 28, 2026.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Lauren A. Clise Lauren A. Clise